Investment Objectives and Goals - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	Jun. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.